FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143
                                   ---------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 05/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON GLOBAL SMALLER COMPANIES FUND

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1


                       This page intentionally left blank.



TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                               INDUSTRY                           SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 92.8%
   AUSTRALIA 4.8%
   APN News & Media Ltd. ..................                      Media                           2,345,720         $    9,039,998
   Billabong International Ltd. ...........         Textiles Apparel & Luxury Goods                369,406              3,450,201
   Downer EDI Ltd. ........................          Commercial Services & Supplies              2,022,400              8,069,061
   Iluka Resources Ltd. ...................                 Metals & Mining                      4,085,420             18,986,015
   John Fairfax Holdings Ltd. .............                      Media                           2,259,450              7,136,759
                                                                                                                   --------------
                                                                                                                       46,682,034
                                                                                                                   --------------
   BAHAMAS 0.4%
(a)Steiner Leisure Ltd. ...................         Diversified Consumer Services                  126,500              4,298,470
                                                                                                                   --------------
   CANADA 7.1%
   Abitibi-Consolidated Inc. ..............             Paper & Forest Products                  1,922,370              8,473,721
   CAE Inc. ...............................               Aerospace & Defense                    1,903,300              8,875,139
   Domtar Inc. ............................             Paper & Forest Products                    892,900              6,690,255
(a)GSI Lumonics Inc. ......................       Electronic Equipment & Instruments             1,216,300              9,491,512
   Legacy Hotels ..........................                   Real Estate                        1,621,700              9,268,334
   Linamar Corp. ..........................                 Auto Components                        690,000              8,029,971
   MDS Inc. ...............................         Health Care Providers & Services               746,900             10,448,444
   Quebecor World Inc. ....................          Commercial Services & Supplies                454,260              8,653,951
                                                                                                                   --------------
                                                                                                                       69,931,327
                                                                                                                   --------------
   CHINA 3.9%
   China Oilfield Services Ltd. ...........           Energy Equipment & Services               28,962,000              9,771,820
(a)China Pharmaceutical Enterprise &
    Investment Corp. Ltd. .................                 Pharmaceuticals                     26,320,000              5,412,819
   China Resources Power Co. Ltd. .........   Independent Power Producers & Energy Traders       9,984,000              5,774,770
   People's Food Holdings Ltd. ............                  Food Products                       9,650,000              5,413,217
(a)TCL Communication Technology
    Holdings ..............................             Communications Equipment                10,508,000                540,254
   TCL Multimedia Technology
    Holdings Ltd. .........................                Household Durables                   32,956,000              5,930,347
   Weiqiao Textile Co. Ltd. ...............         Textiles Apparel & Luxury Goods              2,463,000              3,371,566
   Weiqiao Textile Co. Ltd., 144A .........         Textiles Apparel & Luxury Goods              1,290,500              1,766,547
                                                                                                                   --------------
                                                                                                                       37,981,340
                                                                                                                   --------------
   DENMARK 2.1%
(a)Vestas Wind Systems AS .................               Electrical Equipment                     955,140             15,517,827
(a)Vestas Wind Systems AS, 144A ...........               Electrical Equipment                     318,380              5,172,609
                                                                                                                   --------------
                                                                                                                       20,690,436
                                                                                                                   --------------
   FINLAND 4.7%
   Amer Sports Corp. Ltd. .................           Leisure Equipment & Products                 569,700              9,697,051
   Huhtamaki OYJ ..........................              Containers & Packaging                    444,900              6,751,446
   Metso OYJ ..............................                    Machinery                           494,650              9,895,922
   Orion OYJ ..............................                 Pharmaceuticals                        996,800             19,414,358
                                                                                                                   --------------
                                                                                                                       45,758,777
                                                                                                                   --------------


                                          Quarterly Statement of Investments | 3


TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                 INDUSTRY                         SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 1.8%
   Celesio AG .............................           Health Care Providers & Services             151,000         $   12,377,202
   Vossloh AG .............................                      Machinery                         110,600              5,254,286
                                                                                                                   --------------
                                                                                                                       17,631,488
                                                                                                                   --------------
   HONG KONG 8.5%
   Asia Satellite Telecommunications
    Holdings Ltd. .........................        Diversified Telecommunication Services        3,022,000              5,321,482
   Dah Sing Financial Holdings Ltd. .......                   Commercial Banks                   1,280,000              8,308,430
   Fountain Set Holdings Ltd. .............           Textiles Apparel & Luxury Goods            8,684,000              4,687,990
   Giordano International Ltd. ............                   Specialty Retail                  14,531,348              9,525,630
   Hang Lung Group Ltd. ...................                     Real Estate                      1,665,000              2,846,318
   Hopewell Holdings Ltd. .................            Transportation Infrastructure             2,982,000              7,378,294
   Hung Hing Printing Group Ltd. ..........                Containers & Packaging               20,862,508             15,418,850
   Li & Fung Ltd. .........................                     Distributors                     2,463,000              4,717,026
(b)Moulin Global Eyecare Holdings Ltd. ....          Health Care Equipment & Supplies           21,946,000             14,245,063
   Ngai Lik Industrial Holding Ltd. .......                  Household Durables                 16,222,000              4,378,661
   Techtronic Industries Co. Ltd. .........                  Household Durables                  2,869,242              6,417,030
                                                                                                                   --------------
                                                                                                                       83,244,774
                                                                                                                   --------------
   INDIA 3.9%
   Gail India Ltd., GDR, 144A .............                    Gas Utilities                       379,910             11,180,751
   Gujarat Ambuja Cements Ltd. ............                Construction Materials                1,006,480             10,434,035
   Housing Development Finance
    Corp. Ltd. ............................              Thrifts & Mortgage Finance                601,660             10,481,261
   Satyam Computers Services Ltd. .........                     IT Services                        543,622              5,635,030
                                                                                                                   --------------
                                                                                                                       37,731,077
                                                                                                                   --------------
   INDONESIA 0.5%
   PT Indosat TBK .........................        Diversified Telecommunication Services        9,955,000              5,177,269
                                                                                                                   --------------
   ISRAEL 1.3%
(a)Orbotech Ltd. ..........................           Electronic Equipment & Instruments           614,700             12,742,731
                                                                                                                   --------------
   JAPAN 3.6%
   Meitec Corp. ...........................            Commercial Services & Supplies              304,100              9,355,630
   Ono Pharmaceutical Co. Ltd. ............                   Pharmaceuticals                      144,800              6,655,478
   Sangetsu Co. Ltd. ......................                  Household Durables                    352,000              8,754,203
   Sohgo Security Services Co. Ltd. .......            Commercial Services & Supplies              844,500             10,789,126
                                                                                                                   --------------
                                                                                                                       35,554,437
                                                                                                                   --------------
   LUXEMBOURG 0.3%
(a)Thiel Logistik AG ......................                      IT Services                       629,000              2,546,935
                                                                                                                   --------------
   MEXICO 0.0%c
   Grupo Continental SA ...................                      Beverages                         228,975                353,483
                                                                                                                   --------------
   NETHERLANDS 9.7%
   Aalberts Industries NV .................               Industrial Conglomerates                 272,969             12,027,286
   Arcadis NV .............................              Construction & Engineering                533,932             12,045,358
(a)Draka Holding NV .......................                   Electrical Equipment                 193,464              2,576,313
(a)Draka Holding NV, 1 44A ................                   Electrical Equipment                 135,422              1,803,382
   Imtech NV ..............................              Construction & Engineering                459,190             15,134,716


4 | Quarterly Statement of Investments


TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                 INDUSTRY                         SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    NETHERLANDS (CONT.)
    Oce NV ................................                  Office Electronics                    347,450         $    5,037,428
    OPG Groep NV ..........................           Health Care Providers & Services             385,100             24,646,097
    SBM Offshore NV .......................             Energy Equipment & Services                142,300              9,124,602
    Vedior NV .............................            Commercial Services & Supplies              869,000             12,331,627
                                                                                                                   --------------
                                                                                                                       94,726,809
                                                                                                                   --------------
    NORWAY 1.3%
    Norske Skogindustrier ASA, A ..........               Paper & Forest Products                  286,000              4,399,386
    Prosafe ASA ...........................             Energy Equipment & Services                266,800              8,022,008
                                                                                                                   --------------
                                                                                                                       12,421,394
                                                                                                                   --------------
    RUSSIA 0.6%
 (a)Pyaterochka Holding NV, GDR, 144A .....               Food & Staples Retailing                 452,482              6,108,507
                                                                                                                   --------------
    SINGAPORE 2.5%
    Huan Hsin Holdings Ltd. ...............          Electronic Equipment & Instruments          5,241,000              2,531,200
    Venture Corp. Ltd. ....................          Electronic Equipment & Instruments          1,381,000             12,428,006
    Want Want Holdings Ltd. ...............                    Food Products                     7,863,500              9,278,930
                                                                                                                   --------------
                                                                                                                       24,238,136
                                                                                                                   --------------
    SOUTH KOREA 4.6%
    Bank of Pusan .........................                   Commercial Banks                   1,517,430             12,952,752
    Dae Duck Electronics Co. Ltd. .........          Electronic Equipment & Instruments          1,192,115              9,477,758
    Daegu Bank Co. Ltd. ...................                   Commercial Banks                   1,124,200              8,815,067
    Halla Climate Control Co. Ltd. ........                   Auto Components                    1,104,000              9,478,511
    Hansol Paper Co. Ltd. .................               Paper & Forest Products                  482,400              4,716,268
                                                                                                                   --------------
                                                                                                                       45,440,356
                                                                                                                   --------------
    SPAIN 2.0%
    Sol Melia SA ..........................            Hotels, Restaurants & Leisure               835,560              8,771,986
    Transportes Azkar SA ..................               Air Freight & Logistics                1,359,133             11,257,665
                                                                                                                   --------------
                                                                                                                       20,029,651
                                                                                                                   --------------
    SWEDEN 1.2%
    D. Carnegie & Co. AB ..................                   Capital Markets                    1,132,536             11,645,654
                                                                                                                   --------------
    SWITZERLAND 2.9%
    Gurit Heberlein AG, Br ................                      Chemicals                          11,677              8,140,216
 (a)Kuoni Reisen Holding AG, B ............           Hotels, Restaurants & Leisure                 12,720              5,045,192
    SIG Holding AG ........................                      Machinery                          41,150              8,754,267
    Vontobel Holding AG ...................                   Capital Markets                      295,900              6,401,683
                                                                                                                   --------------
                                                                                                                       28,341,358
                                                                                                                   --------------
    TAIWAN 4.1%
 (a)Acbel Polytech Inc. ...................                Electrical Equipment                 11,460,000              9,572,836
    D-Link Corp. ..........................               Communications Equipment              12,111,000             14,672,979
    Fu Sheng Industrial ...................               Industrial Conglomerates               8,017,000              9,802,390
    Giant Manufacturing Co. ...............             Leisure Equipment & Products               832,000              1,352,846
    Taiwan Fu Hsing .......................                  Building Products                   3,762,000              4,413,888
                                                                                                                   --------------
                                                                                                                       39,814,939
                                                                                                                   --------------


                                          Quarterly Statement of Investments | 5


TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                 INDUSTRY                         SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       THAILAND 1.8%
       BEC World Public Co. Ltd., fgn .....                       Media                         10,758,000         $    3,283,268
       Glow Energy Public Co. Ltd. ........   Independent Power Producers & Energy Traders       1,392,100                781,193
       Glow Energy Public Co. Ltd., fgn.,
         144A .............................   Independent Power Producers & Energy Traders      12,056,200              6,765,478
    (a)Total Access Communication Public
         Co. Ltd. .........................        Wireless Telecommunication Services           2,428,400              6,920,940
                                                                                                                   --------------
                                                                                                                       17,750,879
                                                                                                                   --------------
       UNITED KINGDOM 6.7%
       Avis Europe PLC ....................                    Road & Rail                       4,834,600              5,797,409
       Bodycote International PLC .........                     Machinery                        4,450,330             13,422,387
       Bodycote International PLC, 144A ...                     Machinery                        1,075,082              3,242,494
       DS Smith PLC .......................              Containers & Packaging                  3,902,900             10,920,377
       Game Group PLC .....................                 Specialty Retail                     4,415,300              6,477,870
       Homeserve PLC ......................          Commercial Services & Supplies                334,800              5,626,737
       John Wood Group ....................            Energy Equipment & Services               5,226,800             13,936,171
       Yule Catto & Company PLC ...........                     Chemicals                        1,422,900              6,275,713
                                                                                                                   --------------
                                                                                                                       65,699,158
                                                                                                                   --------------
       UNITED STATES 12.5%
    (a)Agile Software Corp. ...............                    Software                          1,659,250             10,702,163
       American Italian Pasta Co., A ......                   Food Products                        475,100             10,932,051
    (a)BearingPoint Inc. ..................                   IT Services                          643,300              4,213,615
       Central Parking Corp. ..............          Commercial Services & Supplies                815,400             13,780,260
    (a)Coinstar Inc. ......................         Commercial Services & Supplies                 795,880             15,073,967
    (a)Convergys Corp. ....................                   IT Services                          819,100             11,164,333
    (a)Gamestop Corp. .....................                Specialty Retail                        557,850             16,266,906
    (a)Maxtor Corp. .......................             Computers & Peripherals                  2,365,100             12,984,399
    (a)Scholastic Corp. ...................                      Media                             157,400              5,905,648
(a),(d)Sharper Image Corp. ................               Specialty Retail                         937,400             12,458,046
       Tredegar Corp. .....................             Industrial Conglomerates                   594,300              9,063,075
                                                                                                                   --------------
                                                                                                                      122,544,463
                                                                                                                   --------------
       TOTAL COMMON STOCKS
         (COST $692,696,958) ..............                                                                           909,085,882
                                                                                                                   --------------
       PREFERRED STOCKS (COST $2,072,372) 1.2%
       GERMANY 1.2%
       Hugo Boss AG, pfd ..................          Textiles Apparel & Luxury Goods               398,880             12,027,618
                                                                                                                   --------------
                                                                                             ----------------
                                                                                             PRINCIPAL AMOUNT
                                                                                             ----------------
       SHORT TERM INVESTMENTS (COST $5,267,000) 0.5%
       U.S. GOVERNMENT AND AGENCY SECURITIES
    (e)Federal Home Loan Bank, 6/01/05 ....                                                    $ 5,267,000              5,267,000
                                                                                                                   --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE
         AGREEMENT (COST $700,036,330) ....                                                                           926,380,500
                                                                                                                   --------------


6 | Quarterly Statement of Investments


TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENTS (COST $40,000,000) 4.1%
       Paribas Corp., 3.02%, 6/1/05 (Maturity Value $40,003,356)
        Collateralized by Fannie Mae,
        3.46%, 9/16/05 .................................                                       $40,000,000         $   40,000,000
                                                                                                                   --------------
       TOTAL INVESTMENTS
         (COST $740,036,330) 98.6% .....................                                                              966,380,500
       OTHER ASSETS, LESS LIABILITIES 1.4%                                                                             13,491,964
                                                                                                                   --------------
       NET ASSETS 100.0% ...............................                                                           $  979,872,464
                                                                                                                   --------------

SELECTED PORTFOLIO ABBREVIATIONS
GDR -    Global Depository Receipt
PLC -    Public Limited Co.

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c)   Rounds to less than 0.05% of Net Assets.

(d)   See Note 3 regarding holdings of 5% voting securities.

(e) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(f) At May 31, 2005 all repurchase agreements had been entered into on that date.

 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7


TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Smaller Companies Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At May 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ................................       $  744,846,964
                                                           ==============
Unrealized appreciation ............................       $  254,591,809
Unrealized depreciation ............................          (33,058,273)
                                                           --------------
Net unrealized appreciation (depreciation) .........       $  221,533,536
                                                           ==============

2. RESTRICTED SECURITIES

At May 31, 2005, the fund held investments in restricted and illiquid securities, as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                      ACQUISITION
SHARES                            ISSUER                                  DATE                 COST                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
21,946,000      Moulin Global Eyecare Holdings Ltd. .........            9/06/00           $  10,005,781          $    14,245,063
                                                                                                                  ---------------
                              TOTAL RESTRICTED SECURITIES (1.45% OF NET ASSETS)                                   $    14,245,063
                                                                                                                  ===============

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Fund at May 31, 2005, were as shown below.

---------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF SHARES                          NUMBER OF SHARES     VALUE AT                     REALIZED
                               HELD AT         GROSS       GROSS          HELD AT          END OF       INVESTMENT      CAPITAL
NAME OF ISSUER                 8/31/04       ADDITIONS   REDUCTIONS       5/31/05         5/31/05      INCOME GAIN      (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Sharper Image Corp.
 (1.27% of Net Assets) ....      --            937,400        --          937,400       $12,458,046      $    --        $    --
                                                                                        =======================================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments





ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date July 22, 2005